Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Minimum Contractual Charter for 2019	$ 215,655
Minimum Contractual Charter for 2020	347,169
Minimum Contractual Charter for 2021	293,673
Minimum Contractual Charter for 2022	226,197
Minimum Contractual Charter for 2023	183,872
Minimum Contractual Charter for 2023 and thereafter	635,950
Total	$ 1,902,516